Organization and Operations - Composition of the group (Details)						2 Months Ended	12 Months Ended
		Dec. 31, 2018 item m³		Dec. 31, 2017	Feb. 09, 2017	Jul. 31, 2018 item	Dec. 31, 2018 employee item	Dec. 31, 2017 employee	Dec. 31, 2016 employee
Organization and Operations
Number of owned LNG carriers operating in the Cool Pool | item							6
Average number of employees employed | employee							172	184	173
Series A Cumulative Redeemable Perpetual Preference Shares
Organization and Operations
Interest rate on Cumulative Redeemable Perpetual Preference Shares (in percent)							8.75%
Golar - Cool Pool participant
Organization and Operations
Number of owned LNG carriers operating in the Cool Pool | item							10
The Cool Pool Limited / Joint venture
Organization and Operations
Ownership interest in joint venture (in percent)		50.00%	[1]	33.33%
Number of LNG carriers operating in the Cool Pool | item		16
The Cool Pool Limited / Joint venture | Dynagas - Cool Pool participant
Organization and Operations
Number of vessels removed from Cool Pool | item						3
Egypt LNG Shipping Ltd / Associate
Organization and Operations
Ownership interest in associate (in percent)		25.00%		25.00%
LNG Cargo capacity (in cbm) per vessel		145,000
Gastrade / Associate
Organization and Operations
Ownership interest in associate (in percent)		20.00%		20.00%	20.00%
GasLog Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Carriers Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Shipping Company, Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Partners GP LLC
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Cyprus Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Services UK Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Services US Inc
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Asia Pte Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog LNG Services Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Monaco S.A.M.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-ten Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-twelve Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-fifteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		153,600
GAS-eighteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	174,000
GAS-twenty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[3]	100.00%
LNG Cargo capacity (in cbm) per vessel	[3]	170,000
GAS-twenty eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-twenty nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	174,000
GAS-thirty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	174,000
GAS-thirty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-thirty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Shipping Limited
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eleven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-thirteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-fourteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-sixteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-seventeen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-nineteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		27.50%
LNG Cargo capacity (in cbm) per vessel		170,000

[1]	On October 1, 2015, GasLog Carriers, Dynagas Ltd. (“Dynagas”) and Golar LNG Limited (“Golar”) (“Pool Owners”) and The Cool Pool Limited signed an LNG carrier pooling agreement (the “LNG Carrier Pool”, “Pool Agreement” or “Cool Pool”) to market their vessels, which are currently operating in the LNG shipping spot market. For the operation of the Cool Pool, a Marshall Islands service company named “The Cool Pool Limited” or the “Pool Manager”, was incorporated in September 2015 acting as an agent. In June and July 2018, Dynagas removed its three vessels from the Cool Pool and ceased to be a shareholder.As of December 31, 2018, the Cool Pool consists of 16 modern, high quality and essentially equivalent vessels powered by fuel efficient tri-fuel diesel electric (“TFDE”) engine propulsion technology. The participation of the Pool Owners’ vessels in the Cool Pool is as follows: GasLog: six vessels; and Golar: ten vessels. Each vessel owner continues to be fully responsible for the crew and technical management of their respective vessels. In addition, as of December 31, 2018, the GasLog Skagen was substituted for the GasLog Saratoga in the Cool Pool.
[2]	For newbuildings, expected delivery quarters as of December 31, 2018 are presented.
[3]	On February 24, 2016, GAS-twenty six Ltd. completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui Co. Ltd. (“Mitsui”). Refer to Note 6.